Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Deferred tax assets, Inventories	¥ 3,327	¥ 3,820
Deferred tax assets, Accrued warranty expenses	614	722
Deferred tax assets, Accrued pension and severance costs	9,212	8,426
Deferred tax assets, Accrued expenses	1,358	2,088
Deferred tax assets, Research and development expenses capitalized for tax purposes	2,470	1,807
Deferred tax assets, Operating loss carryforwards	38,912	31,800
Deferred tax assets, Property, plant and equipment	3,340	3,449
Deferred tax assets, Tax credits	8,122	5,873
Deferred tax assets, Other	2,059	1,709
Total gross deferred tax assets	69,414	59,694
Less valuation allowance	(59,072)	(50,188)
Net deferred tax assets	10,342	9,506
Deferred tax liabilities, Intangible assets	(2,558)	(1,615)
Deferred tax liabilities, Net unrealized gains on marketable securities	(805)	(676)
Deferred tax liabilities, Undistributed earnings of foreign subsidiaries	(689)	(932)
Deferred tax liabilities, Other	(43)	(57)
Total gross deferred tax liabilities	(4,095)	(3,280)
Net deferred tax assets (liabilities)	¥ 6,247	¥ 6,226